UNITED STATES SECURITIES AND
                    EXCHANGE COMMISSION
                         Washington, D.C.  20549 FORM

                                 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 1999_ Check here if Amendment: ___;
Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a
restatement.
                                    ___  adds new
holdings entries.
Institutional Investment Manager Filing this Report:
Name:     __Brookhaven Capital Management
Address:  __3000 Sand Hill Road #3-105___
          __Menlo Park, CA 94025_________

Form 13F File Number:    28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     _Kathleen Orteig______________
Title:    _Operations Manager___________
Phone:    _650-854-5544_________________

Signature, Place and Date of Signing:

     ___Kathleen Orteig______      ___Menlo Park, CA___
___
          [Signature]                   [City, State]
[Date]

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
                      29-________________
           ________________________________________
     [Repeat as necessary.]

                     Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      ___   0    ___
Form 13F Information Table Entry Total:      _     48
Form 13F Information Table Value Total:         234,362,271


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
     ____      28-___________           ___________________________
     [Repeat as necessary.]

NAME OF ISSUER           TITLE OF  CUSIP               VALUE
SHARES    INV.
OTHER        AUTH
                         CLASS                         X1000               DISC
MGR
[DATA]
SOUTHERN PACIFIC FUNDING   BOND  DDDDD6AA7  1,250,70 11,370,0   Sole   0   11,370,
CORP                                               0       00                 000
SOUTHERN PACIFIC FUNDING   BOND  DDDDD6AA7   608,850 5,535,00   Sole   0   5,535,0
CORP                                                        0                  00
CASH TECHNOLOGIES INC     OTC IS  8846627    100,000  10,500    Sole   0   10,500
APPLE COMPUTER INC        OTC IS 37833100   2,570,31  25,000    Sole   0   17,500
                                                   3
AK STEEL HOLDING CORP     COMMON  1547108   3,208,75 170,000    Sole   0   110,000
                                                   0
ALASKA AIR GROUP INC      COMMON 11659109  4,158,801 118,400    Sole   0   69,100
W/RTS TO
WTS ALZA CORP             OTC IS 22615157      3,213 102,817    Sole   0   66,617
AMAZON COM INC            OTC IS 23135106    761,251  10,000    Sole   0    8,300
APPLIED MAGNETICS CORP    COMMON 38213104    187,500 500,000    Sole   0   286,605
ARIBA INC                 OTC IS 04033V104  1,826,96  10,300    Sole   0   10,300
                                                   3
ATMEL CORP                OTC IS 49513104   1,312,57  44,400    Sole   0   44,400
                                                   5
CAMBRIDGE TECHNOLOGY      OTC IS 132524109   299,250  11,400    Sole   0   11,400
PARTNERS
CASH TECHNOLOGIES INC     OTC IS 147910103    64,406   4,500    Sole   0    4,500
COMMERCE ONE INC DEL      OTC IS 200693109  1,965,00  10,000    Sole   0   10,000
                                                   0
CYMER INC                 OTC IS 232572107  2,060,80  44,800    Sole   0   44,800
                                                   0
DELTA AIR LINES INC       COMMON 247361108  4,413,38  88,600    Sole   0   88,600
                                                   8
DELL COMPUTER CORP        OTC IS 247025109   637,500  12,500    Sole   0   12,500
FUSION MEDICAL            OTC IS 361128101   130,000  10,000    Sole   0    5,000
TECHNOLOGIES
REDHOOK ALE BREWERY INC   OTC IS 757473103  1,922,41 866,439    Sole   0   528,603
                                                   3
DECS TR IV                OTC IS 243664208    78,125  10,000    Sole   0   10,000
INTRENET INC              OTC IS 461190100  9,880,63 4,106,2    Sole   0   1,516,4
                                                   3      37                   98
LAM RESEARCH  CORP        OTC IS 512807108  1,673,43  15,000    Sole   0   15,000
                                                   8
MAIL COM INC              OTC IS 560311102  1,293,75  69,000    Sole   0   42,400
                                                   0
MAXTOR CORP               OTC IS 577729205  60,308,7 8,318,44   Sole   0   5,273,9
                                                  19        4                  00
NEW CENTURY FINANCIAL     OTC IS 64352D101  47,613,8 3,023,10   Sole   0   1,935,5
CORP                                              25        0                  00
NATIONAL STEEL CORP-CL B  COMMON 637844309  3,513,47  472,400   Sole   0   242,300
                                                   5
NETMOVES CORPORATION      OTC IS 64116A104  33,028,6 4,718,38   Sole   0   2,089,6
                                                  74        2                  75
NTN COMMUNICATIONS INC    COMMON 629410309  10,740,7 2,912,74   Sole   0   1,883,2
NEW                                               36        2                  00
PRICELINE COM INC         OTC IS 741503106  4,003,18   84,500   Sole   0   54,500
                                                   9
PYRAMID BREWERIES INC     OTC IS 747135101  1,558,66  817,659   Sole   0   322,825
                                                   3
PEOPLESOFT INC            OTC IS 712713106  3,738,21  175,400   Sole   0   160,400
                                                   3
CALL MAXTOR CORP JAN 005   CALL  5777290AA  4,421,25   19,650   Sole   0   15,150
****                                               0
CALL MAXTOR CORP JAN       CALL  5777290AU   130,750    2,615   Sole   0    2,615
7.50
CALL PRICELINE COM JAN     CALL  7415030AJ   181,250      500   Sole   0      500
50
CALL PRICELINE.CO JAN      CALL  7415030AK    54,688      250   Sole   0      250
055 ****
CALL ROUGE INDUSTRIES      CALL  7790880CA   199,063      650   Sole   0      650
MAR 5
CALL ROUGE INDS MAR 07.5   CALL  7790880CU    18,750      125   Sole   0      125
PSE
CALL FAXSAV JAN 005 CBOE   CALL  31210L0AA  1,000,00    5,000   Sole   0      720
                                                   0
CALL NETMOVES CORPORATI    CALL  64116A0AU   184,734    2,815   Sole   0    2,415
JAN 7.50
CALL MAIL COM JAN 17.50    CALL  5603110AW   193,375      595   Sole   0      495
ROUGE INDUSTRIES INC CL   COMMON 779088103  6,235,42  791,800   Sole   0   697,000
A (DEL)                                            5
BOSTON BEER CO INC - CL   COMMON 100557107  2,407,81  335,000   Sole   0   189,800
A                                                  3
SCHWAB CHARLES CORP NEW   COMMON 808513105  3,825,00  100,000   Sole   0   85,000
                                                   0
SED INTERNATIONAL         OTC IS 784109100  1,176,35  508,695   Sole   0   172,900
HOLDINGS INC                                       7
SEAGATE TECHNOLOGY INC    COMMON 811804103  2,560,93   55,000   Sole   0   45,000
                                                   8
SOUTHERN PACIFIC FUNDING  OTC IS 843576109   141,998 4,733,26   Sole   0   35,700
CORP                                                        8
SHOWPOWER INC             COMMON 825396104  1,832,11  266,490   Sole   0   262,080
                                                   9
WEBVAN GROUP INC          OTC IS 94845V103  4,885,65  296,100   Sole   0    5,000
                                                   0

TOTALS                                                 234,362,271



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